Document And Entity Information	May 29, 2026
Document Information [Line Items]
Entity, Registrant Name	Nuo Therapeutics, Inc.
Document, Type	8-K
Document, Period End Date	May 29, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-28443
Entity, Tax Identification Number	23-3011702
Entity, Address, Address Line One	8285 El Rio, Suite 190
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77054
City Area Code	346
Local Phone Number	396-4770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001091596